Shareholder Report, Holdings (Details) - NICHOLAS FUND INC	Mar. 31, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.35%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.44%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.11%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.83%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alphabet Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Mastercard Incorporated Class A
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Visa Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.33%
S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	30.28%